Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 17.  SUBSEQUENT EVENTS

2012 Investment Agreement

On January 9, 2012, the Company entered into an Investment Agreement (the “2012 Investment Agreement”) with Warburg Pincus and Deerfield (collectively, the “Purchasers”), pursuant to which the Company issued and sold to the Purchasers an aggregate of 110,000 shares of Series A-2 Preferred at a per share purchase price of $100 for an aggregate purchase price of $11,000,000.  The 2012 Investment Agreement provides that, from the date of the agreement until the first anniversary of the Company’s receipt of marketing approval from the Food and Drug Administration for any of its product candidates (the “Marketing Approval”), the Purchasers have the right, but not the obligation, to purchase up to an additional 600,000 shares of Series A-3 Preferred at a purchase price of $100 per share.

As discussed above under Note 4, “Redeemable Convertible Preferred Stock,” the Company had previously entered into an Investment Agreement dated June 7, 2010 (the “2010 Investment Agreement”), pursuant to which Warburg Pincus and Deerfield purchased an aggregate of 400,000 shares of Series A-1 Preferred).   Further, as discussed above under Note 3, “Facility Agreement,” the Company and Deerfield had previously entered into a Facility Agreement dated October 30, 2007, as amended on June 7, 2010, pursuant to which the Company has borrowed from Deerfield an aggregate of $27.5 million, all of which is currently outstanding.

The terms, conditions, privileges, rights and preferences of the Series A-2 Preferred, as amended in connection with the entry into the 2012 Investment Agreement, are described in the Company’s amended and restated Certificate of Designation filed with the Secretary of State of Delaware on January 9, 2012 (the “Series A-2 Certificate”).  The Series A-2 Preferred will, with respect to both dividend rights and rights upon a liquidation or change of control, rank senior to all junior stock, including the Company’s common stock, and on parity with all parity stock, including the Company’s outstanding Series A-1 Preferred and the Series A-3 Preferred.

From the applicable date of issuance of each share of Series A-2 Preferred, and provided that by July 9, 2012, the Company obtains the requisite approval of its stockholders to amend its certificate of incorporation to increase the authorized number of shares of common stock from 350 million to 600 million (the “Stockholder Approval”), the Series A-2 Preferred, including the 110,000 shares issued January 9, 2012, shall have the following terms, among others (the “Initial Series A-2 Terms”):

•	The conversion price of the Series A-2 Preferred shall initially be $0.30 per share (subject to adjustment in certain circumstances).

•
The stated value of each share of Series A-2 Preferred will accrete at a rate of 9% per annum, compounded quarterly, for a five-year term; thereafter, cash dividends will be payable at a rate of 9% of the accreted stated value per annum, payable quarterly.

•
Upon the occurrence and during the continuance of certain material breaches by the Company of its obligations under the 2012 Investment Agreement, Series A-2 Certificate and related transaction agreements (referred to in the Series A-2 Certificate as “special triggering events”), the accretion rate and the dividend rate on the Series A-2 Preferred will increase by 3% per annum, compounded quarterly.

•
Upon any liquidation of the Company, holders of the Series A-2 Preferred are entitled to receive a liquidation preference per share equal to the greater of (i) 100% of the then-accreted value of the Series A-2 Preferred and (ii) the amount that the holder would have received if the Series A-2 Preferred had been converted into common stock at the conversion price immediately prior to the liquidation.  Similar rights would apply upon any “change of control” of the Company (although the liquidation preference would be calculated assuming the liquidation occurred on the fifth anniversary of the date of issuance).

•	The Series A-2 Preferred is not redeemable under the Initial Series A-2 Terms.

If the Company does not obtain Stockholder Approval by July 9, 2012, then the terms of the Series A-2 Preferred will thereafter adjust, as follows (the “Revised Series A-2 Terms”):

•
The conversion price of the Series A-2 Preferred shall be reduced to an amount equal to 70% of the conversion price applicable under the Initial Series A-2 Terms (subject to adjustment in certain circumstances).

•
The stated value of each share of Series A-2 Preferred will accrete at an initial rate of 12% per annum, compounded quarterly, and increasing by 0.50% per year for a seven-year term; thereafter, cash dividends will be payable at a rate of 15.5% of the accreted stated value per annum, payable quarterly.

•
Upon any liquidation of the Company, holders of the Series A-2 Preferred would be entitled to receive a liquidation preference per share equal to the greater of (i) 250% of the then-accreted value of the Series A-2 Preferred and (ii) the amount which the holder would have received if the Series A-2 Preferred had been converted immediately prior to the liquidation (at a conversion price equal to 70% of the conversion price applicable under the Initial Series A-2 Terms, subject to adjustment).  Similar rights would apply upon any “change of control” of the Company (although the liquidation preference would be calculated assuming the liquidation occurred on the seventh anniversary of the date of issuance).

•
The holders of the Series A-2 Preferred would have the right to require the Company to redeem the Series A-2 Preferred at a redemption price equal to the greater of (i) 250% of the then-accreted value of the Series A-2 Preferred plus any unpaid dividends accrued thereon or (ii) the product obtained by multiplying the then-current market value of the underlying common stock by the number of shares of common stock then issuable upon conversion of each share of Series A-2 Preferred.

The terms, conditions, privileges, rights and preferences of the Series A-3 Preferred are described in a Certificate of Designation filed with the Secretary of State of Delaware on January 9, 2012 (the “Series A-3 Certificate”). The terms of the Series A-3 Preferred are substantially identical to the terms of the Series A-2 Preferred, except that (i) the Series A-3 Preferred would be initially convertible into common stock at a conversion price equal to $0.35 per share (subject to adjustment in certain circumstances), and (ii) because the Company’s certificate of incorporation does not currently have a sufficient number of authorized common stock available for issuance, until the Company obtains Stockholder Approval, the Series A-3 would only be convertible into a number of shares of common stock then available for issuance, which shall not be less than 105 million.

On February 27, 2012, the Company filed a definitive proxy statement with the SEC, announcing its intent to hold a special meeting of stockholders on April 5, 2012, for the purpose of obtaining the Stockholder Approval.

As described above, the Company and the Purchasers had previously entered into the 2010 Investment Agreement on June 7, 2010.  In connection with the entry into the 2012 Investment Agreement, on January 9, 2012, the Company and the Purchasers entered into an amendment to the 2010 Investment Agreement (the “Investment Agreement Amendment”).  Among other terms, the Investment Agreement Amendment eliminated the Purchasers’ rights to purchase additional shares of Series A Preferred under the 2010 Investment Agreement.

Amendment to Deerfield Facility Agreement

As described above, the Company and Deerfield had previously entered into the Facility Agreement on October 30, 2007, as amended on June 7, 2010.  In connection with the entry into the 2012 Investment Agreement, on January 9, 2012, the Company and Deerfield entered into a Second Amendment to Facility Agreement (the “Amendment to Facility Agreement”).  Among other items, pursuant to the Amendment to Facility Agreement, the Company will satisfy its obligation under the Facility Agreement to make quarterly interest payments for the quarters ended December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012, by issuing a whole number of shares of Series A-2 Preferred determined by dividing the amount of the interest payments payable to each Deerfield affiliate for each quarterly period by $100.  On January 9, 2012, in accordance with the terms of the Facility Amendment, the Company satisfied its interest payment obligation in the aggregate amount of $0.7 million for the quarter ended December 31, 2011, by issuing an aggregate of 6,826 shares of Series A-2 Preferred to Deerfield and paying cash in lieu of fractional shares in the aggregate amount of $0.1 million.

Special Meeting of Stockholders

The Company has scheduled a Special Meeting of Stockholders on April 5, 2012, for the purpose of considering and taking action on a proposal to amend our certificate of incorporation to increase the number of authorized shares of common stock from 350,000,000 to 600,000,000. The Board of Directors of the Company has approved the foregoing proposal and recommends that the stockholders of the Company vote in its favor. Pursuant to a Voting Agreement (the “Voting Agreement”) entered into between the Company and the Purchasers as part of the transactions contemplated by the Investment Agreement, the Purchasers agreed to vote (or cause to be voted) all of its owned shares (a) in favor of approval of (1) the Stockholder Proposal and the transactions contemplated by the Investment Agreement, and (2) any other matter that is required to facilitate the transactions contemplated by the Investment Agreement; and (b) against any action or agreement that would impair the ability of the Company to obtain the Stockholder Approval or otherwise issue the Securities pursuant to the Investment Agreement, or that would otherwise be inconsistent with, prevent, impede or delay the consummation of the transactions contemplated by the Investment Agreement.  Our Board of Directors has fixed the close of business on February 13, 2012, as the record date for the determination of stockholders entitled to notice of and to vote at the Special Meeting and at any adjournment or postponement thereof.

Termination of Rights to Zensana

Pursuant to a 2004 license agreement, the Company obtained exclusive rights to Zensana (ondansetron oral spray) from NovaDel Pharma, Inc.  In 2007, the Company ceased development activities relating to Zensana and instead sublicensed its rights to Zensana to Par Pharmaceutical, Inc. pursuant to a July 2007 agreement.  At the same date, the Company and NovaDel Pharma amended and restated the 2004 license agreement.  In January 2012, following Par Pharmaceutical’s decision to cease development of Zensana, NovaDel Pharma, Par Pharmaceutical and the Company entered into agreements terminating all of the Company and Par Pharmaceutical’s rights to Zensana.  Pursuant to the termination of these license agreements, all rights to develop and commercialize the product were returned to Novadel Pharma in exchange for the Company’s right to receive certain royalty payments in connection with the product.

Amendment to 2010 Equity Incentive Plan

On February 17, 2012, the Company’s Board of Directors adopted an amendment to the 2010 Plan increasing the total number of shares of the Company’s common stock issuable thereunder from 8.5 million to 10.0 million.  On the same date, the Company issued to its employees and non-employee directors stock options to purchase an aggregate of 3.3 million shares of common stock under the 2010 Plan.

Adoption of 2012 Severance Payment Plan

Effective as of February 17, 2012, the Company adopted the Talon Therapeutics, Inc. 2012 Severance Payment Plan (the “Severance Plan”).  All full-time regular employees are eligible to participate in the Severance Plan, except such employees with individual employment agreements that provide for benefits in connection with a termination of employment.  Subject to their execution and non-revocation of a general release of claims, eligible participants are entitled to the following benefits in the event their employment is terminated by the Company without cause.  Employees at the level of Vice President and higher shall receive 3 months continued base salary and health insurance coverage, which shall be increased to 6 months if such termination occurs following FDA Approval.  All other employees shall receive 2 months continued base salary and health insurance coverage, which shall increase to 3 months if such termination occurs following FDA Approval.  The Severance Plan is unfunded and all benefits payable under the plan shall be paid only from the Company’s general assets.

Adoption of 2012 Change of Control Payment Plan

Effective as of February 17, 2012, the Company adopted the Talon Therapeutics, Inc. 2012 Change of Control Payment Plan (the “Change of Control Plan”).  All full-time employees serving at and above the level of Vice President as of the time of the “change of control” transaction are eligible to receive benefits under the Change of Control Plan upon the effective time of such transaction.

The Change of Control Plan provides for total benefits payable to eligible participants in an amount equal to 7.5% of the Change of Control Proceeds exceeding the sum of (i) $40 million and (ii) the gross cash proceeds received by the Company in an equity financing completed on or after January 1, 2012 (the “Plan Benefits”).  For purposes of the plan, the terms “Change of Control Proceeds” means all cash and the fair market value of all property paid, directly or indirectly, to the Company or its stockholders in consideration for their shares of capital stock, but excluding (1) fees and expenses incurred by the Company in connection with such transaction, (2) amounts payable under employment or consulting agreements and (3) the value of any Company debt paid or assumed by the acquirer in such transaction.  Of the total Plan Benefits, the Change of Control Plan provides that Steven R. Deitcher, M.D., the Company’s President & Chief Executive Officer, is entitled to 53.33%, and that Craig W. Carlson, the Company’s Sr. V.P. & Chief Financial Officer, is entitled to 13.33%, provided each remains employed in such positions at the time of the change of control transaction.  The remaining Plan Benefits will be allocated among the other eligible participants in the discretion of the Board.  However, each participant’s share of the Plan Benefits shall be reduced, on a dollar-for-dollar basis, by the amount of cash and/or value of other property received by such participant in connection with the change of control transaction in respect of outstanding stock options or other stock incentives held by the participant.  The Change of Control Plan is unfunded and all benefits payable under the plan shall be paid only from the Company’s general assets.

The Plan Benefits shall be payable to eligible participants in the same manner and form and at the same time as the consideration payable to the Company’s stockholders in connection with the change of control transaction.  For example, (i) to the extent the Company’s stockholders receive mixed consideration consisting of cash and securities in consideration for their shares of Company stock, then the Plan Benefits shall consist of cash and identical securities in the same proportion as payable to the Company’s stockholders, and (ii) to the extent a portion of the consideration payable to the Company’s stockholders is subject to future contingencies or earn-outs, then an identical portion of the Plan Benefits shall be subject to the same contingencies.

Clinical Trial Research Agreement

On March 2, 2012, the Company entered into an investigator-initiated clinical trial research agreement with The University of Texas M.D. Anderson Cancer Center (“MDACC”), whereby the Company agreed to provide Marqibo to study the safety and efficacy of Marqibo in certain clinical trial research entitled “Hyper-CVAD with Liposomal Vincristine (Hyper-CMAD) in Acute Lymphoblastic Leukemia.”  The study is designed to evaluate whether intensive chemotherapy (Hyper-CVAD therapy) given in combination with Marqibo, in addition to rituximab for patients who are CD20 positive and/or imatinib or dasatinib for patients with the Philadelphia (Ph) chromosome, can effectively treat ALL or lymphoblastic lymphoma.  In support of the performance of this study, the Company agreed to pay MDACC approximately $0.2 million for the clinical study of approximately sixty-five (65) patients.  The Company expects enrollment for this study to begin in September 2012.

Oncologic Drugs Advisory Committee (ODAC) Meeting

On March 21, 2012, the Company’s Marqibo NDA was assessed at a meeting of the ODAC, which voted seven to four, with two abstentions, that Marqibo has demonstrated a favorable risk/benefit ratio for the treatment of adult Philadelphia chromosome-negative (Ph-) ALL in second or greater relapse or that has progressed following two or more lines of anti-leukemia therapy.  The ODAC provides the FDA with independent expert advice and recommendations; however the final decision regarding approval is made by the FDA.